Note 15 - Variable Interest Entities - Maximum Exposure Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-consolidated investments	$ 54,302	$ 33,851
Co-investment commitments	31,893	42,395
Maximum exposure to loss	79,774	72,026
Variable Interest Entity, Not Primary Beneficiary [Member]
Non-consolidated investments	$ 47,881	$ 29,631